LORD ABBETT SERIES FUND, INC.

Short Duration Income Portfolio

Supplement dated April 1, 2021 to the

Summary Prospectus and Statutory Prospectus dated May 1, 2020

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 10 of the summary and statutory prospectuses:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Andrew H. O’Brien, Partner and Portfolio Manager	2014
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2014
Kewjin Yuoh, Partner and Portfolio Manager	2014
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2014
Adam C. Castle, Managing Director and Portfolio Manager	2021
Harris A. Trifon, Managing Director and Portfolio Manager	2021

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 30 of the statutory prospectus:

Andrew H. O’Brien, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Brien joined Lord Abbett in 1998. Additional members of the Fund’s team are Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, Kewjin Yuoh, Partner and Portfolio Manager, Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, Adam C. Castle, Managing Director and Portfolio Manager, and Harris A. Trifon, Managing Director and Portfolio Manager. Mr. Trifon was formerly a Co-Head of Mortgage and Consumer Credit at Western Asset Management from 2014 to 2021. Messrs. Lee, Yuoh, Rocco, Castle, and Trifon joined Lord Abbett in 1997, 2010, 2004, 2015, and 2021, respectively. Messrs. O’Brien, Lee, Yuoh, Rocco, Castle, and Trifon are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Total Return Portfolio

Supplement dated April 1, 2021 to the

Summary Prospectus and Statutory Prospectus dated May 1, 2020

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 10 of the summary and statutory prospectuses:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Kewjin Yuoh, Partner and Portfolio Manager	2010
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2010
Andrew H. O’Brien, Partner and Portfolio Manager	2010
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2010
Leah G. Traub, Partner and Portfolio Manager	2021
Adam C. Castle, Managing Director and Portfolio Manager	2021
Harris A. Trifon, Managing Director and Portfolio Manager	2021

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 27 of the statutory prospectus:

Kewjin Yuoh, Partner and Portfolio Manager, heads the Fund’s team. Mr. Yuoh joined Lord Abbett in 2010. Additional members of the Fund’s team are Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, Andrew H. O’Brien, Partner and Portfolio Manager, Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, Leah G. Traub, Partner and Portfolio Manager, Adam C. Castle, Managing Director and Portfolio Manager, and Harris A. Trifon, Managing Director and Portfolio Manager. Mr. Trifon was formerly a Co-Head of Mortgage and Consumer Credit at Western Asset Management from 2014 to 2021. Messrs. Lee, O’Brien, Rocco, Castle, and Trifon and Ms. Traub joined Lord Abbett in 1997, 1998, 2004, 2015, 2021, and 2007 respectively. Messrs. Yuoh, Lee, O’Brien, Rocco, Castle, and Trifon and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.

LORD ABBETT SERIES FUND, INC.

Supplement dated April 1, 2021 to the

Statement of Additional Information dated May 1, 2020

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Short Duration Income Portfolio[1]
Andrew H. O’Brien	14	34,839.8	15	3,643.9	497	9,498.2[2,3]
Robert A. Lee	17	29,401.5	31	5,118.5	505	10,986.2[2]
Kewjin Yuoh	17	35,173.8	15	3,643.9	497	9,498.2[2]
Steven F. Rocco	15	25,485.8	32	5,072.9	486	9,627.5[2,3]
Total Return Portfolio[4]
Kewjin Yuoh	17	34,626.6	15	3,643.9	497	9,498.2[2]
Robert A. Lee	17	28,854.2	31	5,118.5	505	10,986.2[2,3]
Andrew H. O’Brien	14	34,292.6	15	3,643.9	497	9,498.2[2]
Steven F. Rocco	15	24,938.6	32	5,072.9	486	9,627.5[2,3]
[1]	Adam C. Castle and Harris A. Trifon were added to the Fund effective April 1, 2021 and their other accounts managed will be reported in a future filing.
[2]	Includes $615.3 million for which Lord Abbett provides investment models to managed account sponsors.
[3]	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $233.3 million in assets.
[4]	Leah G. Traub, Adam C. Castle, and Harris A. Trifon were added to the Fund effective April 1, 2021 and their other accounts managed will be reported in a future filing.

Please retain this document for your future reference.